Recoverable Cash Advances - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of financial liabilities [line items]
Contracted recoverable cash advances	€ 25,847
Recoverable cash advances banked	19,300
Existing contracts amounts	€ 6,491
Sales independent reimbursements equivalent percentage of principal amount	30.00%
Sales independent reimbursements recoverable cash advances	€ 4,400
Sales dependent reimbursements recoverable cash advances	1,500
Recoverable cash advances related to contracts for exploitation has been abandoned, Received	15,300
5915 [member]
Disclosure of financial liabilities [line items]
Contracted recoverable cash advances	910
Contractual amount	€ 300
Percentage of budgeted project cost	70.00%
Payment equivalent percentage of price received	10.00%
Payment equivalent percentage of price received	100.00%
Other contracts [member]
Disclosure of financial liabilities [line items]
Contractual amount	€ 5,900
Percentage of budgeted project cost	200.00%
Sales independent reimbursements equivalent percentage of principal amount	30.00%
Other contracts [member] | Bottom of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	45.00%
Other contracts [member] | Top of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	70.00%